General (Narrative) (Details) $ / shares in Units, $ in Thousands				8 Months Ended	12 Months Ended
	Jul. 15, 2024 USD ($) $ / shares	Feb. 07, 2023 USD ($) $ / shares shares	Nov. 28, 2022 ₪ / shares	Oct. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Jul. 15, 2024 ₪ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	May 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Dec. 05, 2022 ₪ / shares	Nov. 27, 2022 ₪ / shares
Disclosure of associates [line items]
Number of shares issued | shares		1,964,286				10,793,057	1,453,488		9,221,764
Par value per share | (per share)		$ 14	₪ 0.01		₪ 0.07		₪ 0.07	₪ 0.07		₪ 0.07	₪ 0.07	₪ 0.01	₪ 0.01
Purchase price per share | $ / shares	$ 17.2
Gross proceeds from the PIPE Offering	$ 25,000
Retained earnings						$ (205,046)			$ (174,822)
Reverse stock split ratio			1-for-7		1-for-7 ratio
Gross proceeds		$ 27,500		$ 41,700
Proceeds from issue of ordinary shares		$ 25,469		$ 37,292
Cash and cash equivalents, short-term and restricted bank deposits						$ 43,600
Share Purchase Agreement [Member]
Disclosure of associates [line items]
Number of shares issued | shares							1,453,488
Par value per share | ₪ / shares							₪ 0.07
Purchase price per share | $ / shares	$ 17.2
Gross proceeds from the PIPE Offering	$ 25,000